Current and deferred income tax and social contribution (Tables)	9 Months Ended
Sep. 30, 2023
Current and deferred income tax and social contribution
Schedule of amounts recognized in profit or loss for the period	Amounts recognized in profit or loss for the period

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Current income tax and social contribution expenses
Current year	(125,932)	(11,165)	(215,962)	(96,428)
Deferred income tax and social contribution benefits (expenses)
Provision for impairment losses on loans and advances	66,930	48,837	143,436	186,370
Provision for contingencies	1,764	1,375	3,069	2,364
Adjustment of financial assets to fair value	27,633	(16,641)	(3,504)	(5,694)
Other temporary differences	50,015	5,142	49,601	24,976
Hedge transactions	(22,100)	(9,073)	6,623	(8,740)
Tax losses carried forward	(39,504)	21,973	(22,265)	12,526
Total deferred income tax and social contribution	84,738	51,613	176,960	211,802
Total income tax	(41,194)	40,448	(39,002)	115,374

Schedule of reconciliation of effective tax rate	Reconciliation of effective rate

	Three-month period				Nine-month period
	09/30/2023		09/30/2022		09/30/2023		09/30/2022
	Income tax		Income tax		Income tax		Income tax
Profit before tax		145,354		(70,043)		231,550		(158,266)
Tax average (a)	45%	(65,410)	45%	31,520	45%	(104,198)	45%	71,220

Tax effect of
Interest on capital distribution		22,500		—		22,500		17,126
Non-taxable income (non-deductible expenses) net		3,731		(38,252)		4,007		(5,598)
Tax incentives		—		5,665		—		1,590
Subsidiaries not subject to real profit taxation		(2,015)		39,541		19,492		27,789
Others		—		1,974		19,197		3,247
Total income tax benefit		(41,194)		40,448		(39,002)		115,374

Effective tax rate		(28)%		(58)%		(17)%		(73)%

Total deferred income tax and social contribution		84,738		51,613		176,960		211,802
Total income tax and social contribution expenses		(125,932)		(11,165)		(215,962)		(96,428)
(a)    The result from Banco Inter represents the greatest impact on the total amount of taxes, so we present the tax rate of 45%, which is the nominal rate currently in force for banks under Brazilian legislation.

Schedule of changes in the balances of deferred taxes	Changes in the balances of deferred taxes

	12/31/2022	Constitution	Realization	09/30/2023
Composition of the deferred tax assets
Provision for impairment losses on loans and advances	407,766	569,610	(426,174)	551,202
Adjustment of financial assets to fair value	292,262	78,810	(162,161)	208,911
Tax losses carried forward	202,184	38,912	(63,887)	177,209
Other temporary differences	33,668	92,660	(45,493)	80,835
Hedge operations	19,897	117,655	(111,032)	26,520
Provision for contingencies	12,664	13,989	(10,919)	15,734
Expected loss on financial instruments	9,707	—	1,130	10,837
Subtotal	978,148	911,636	(818,536)	1,071,248

Composition of the deferred tax liabilities
Fair value of assets identified in the business combination	(30,073)	(2,608)	3,910	(28,771)
Fair value Hedge Accounting	—	(124)	—	(124)
Subtotal	(30,073)	(2,732)	3,910	(28,895)

Total deferred tax assets/ (liabilities) (a)	948,075	908,904	(814,626)	1,042,353
(a)    The accounting records of these tax credits are based on the expectation of generating future taxable income and supported by technical studies and income projections.

	12/31/2021	Constitution	Realization	09/30/2022
Composition of the deferred tax assets
Provision for impairment losses on loans and advances	295,799	247,707	(124,883)	418,623
Provision for contingencies	9,720	2,696	(330)	12,086
Adjustment of financial assets to fair value	184,886	132,302	(83,290)	233,898
Other temporary differences	62,939	50,046	(42,572)	70,413
Tax losses carried forward	95,574	76,592	(64,066)	108,100
Provision for loss of non-current assets held for sale	8,990	—	(8,990)	—
Provision for expected loss on financial instruments	6,436	802	—	7,238
Hedge operations	31,181	13,295	(22,036)	22,440
Subtotal	695,525	523,440	(346,167)	872,798

Composition of the deferred tax liabilities
Commission deferral	(3,869)	—	3,869	—
Temporary differences	(21,820)	—	21,820	—
Others	(63,546)	—	63,546	—
Subtotal	(89,235)	—	89,235	—

Total deferred tax assets/ (liabilities) (a)	606,290	523,440	(256,932)	872,798
(a)    The accounting records of these tax credits are based on the expectation of generating future taxable income and supported by technical studies and income projections.